FINANCIAL TRUSTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial trust [line items]
Summary of Financial Trust

The structured entity in which the Group was the trustor as of December 31, 2021 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$ 31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$ 32,522	CP	VN$1,626
IUDÚ Compañia Financiera S.A	24	05/28/2021	04/15/2022	$699,000	VDF	VN$ 559,200	CP	VN$ 139,800
IUDÚ Compañia Financiera S.A	25	10/01/2021	09/15/2022	$703,600	VDF	VN$ 583,988	CP	VN$ 119,612

The structured entity in which the Group was the trustor as of December 31, 2020 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626

Fideicomiso de Administracin Interconexin Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

Financial trust	Indenture executed on	Due of principal obligation	Original principal amount	Principal balance	Beneficiaries	Settlers
Fideicomiso de Administración Interconexión 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018	The Term of this Trust Fund Contract will be in force over 24 months as from 09/12/2018, or until the expiration of liabilities through Disbursements (Termination Date”). 30 days (thirty days) after the maturity of this Trust Agreement without the parties’ having agreed upon an Extension Commission, the Trustor of the trust account shall receive USD 6,000 (six thousand US Dollars) at the exchange rate in force in Banco Supervielle as a fine.	-	-

Those initially mentioned in Exhibit V (DISERVEL S.R.L., INGENIAS S.R.L, GEOTECNIA (INV. CALVENTE), NEWEN INGENIERIA S.A., INGICIAP S.A., MERCADOS ENERGETICOS, DISERVEL S.R.L.) and providers of works, goods and services included in the Project to be assigned by the Trustee with prior consent of the Trustor

Interconexion Electrica Rodeo S.A.

Equity TMF Trust Company (Argentina) S.A.
Disclosure of financial trust [line items]
Summary of Financial Trust

			Securities issued
		Value initially	Participation
Financial Trust	Set up on	assigned in trust	Certificates	Debt Instruments
23	02/26/2019	$699,000	$139,800	$559,200
24	05/28/2019	$703,600	$583,988	$119,612

Micro Lending Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount	Type	Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	VN $6,364	CP	VN $1,592
			Vto: 03/12/13		Vto: 11/12/13		Vto: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	VN $6,504	CP	VN $1,626
			Vto: 06/20/13		Vto: 10/20/13		Vto: 06/29/17